Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments		¥ 1,064,468		¥ 909,327	¥ 80,699
Deductible value-added tax input		541,543		521,630	437,129
Deposits		30,322		30,006	188,190
Amount receivables from issuance of Preferred Shares				0	279,048
Others		151,702		142,323	98,241
Total	$ 272,908	¥ 1,788,035	$ 244,711	¥ 1,603,286	¥ 1,083,307